Segment Information - Schedule of Results of Operations of Business Segments (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
NET REVENUES	$ 40,800	$ 39,261	$ 45,834
Operating expenses excluding depreciation and amortization expense	31,126	32,344	35,606
Corporate expenses excluding depreciation and amortization expense	4,303	4,338
Depreciation and amortization	1,080	4,081	1,352
Loss on disposal of assets		197
OPERATING INCOME (LOSS)	4,291	(1,699)	4,573
Total Assets	167,166	146,351	167,166
All Other
Segment Reporting Information [Line Items]
Corporate expenses excluding depreciation and amortization expense	4,303	4,338
OPERATING INCOME (LOSS)	(4,303)	(4,338)
Outdoor Advertising | Operating Segments
Segment Reporting Information [Line Items]
NET REVENUES	759	13,241
Operating expenses excluding depreciation and amortization expense	375	9,517
Depreciation and amortization	100	3,188
Loss on disposal of assets		197
OPERATING INCOME (LOSS)	284	339
Total Assets	64,245	62,132	64,245
Radio
Segment Reporting Information [Line Items]
NET REVENUES	24,826	19,129
Radio | Operating Segments
Segment Reporting Information [Line Items]
NET REVENUES	40,041	26,020
Operating expenses excluding depreciation and amortization expense	30,751	22,827
Depreciation and amortization	980	893
OPERATING INCOME (LOSS)	8,310	2,300
Total Assets	$ 102,921	$ 84,219	$ 102,921